Other non-current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Other non-current assets
Deposits	¥ 16,395	$ 2,513	¥ 42,357
Loans receivables	17,586	2,695	36,003
Long-term prepayments to a supplier	55,348	8,482
Others	1,851	284	5,563
Balance at the end of year	¥ 91,180	$ 13,974	¥ 83,923